Stock Incentive Plans - Information Concerning Share Based Compensation Plans (Details) - Computer Sciences GS Business - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013	Mar. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life (in years)		6 years 1 month 17 days
Employee Stock Option
Number of Option Shares
Outstanding beginning of period (in shares)	806,761	1,320,128	2,084,197	2,252,583
Granted (in shares)	175,680	181,213	359,671	399,288
Net transfers (in shares)	(10,412)
Exercised (in shares)	(75,126)	(611,595)	(811,737)	(216,532)
Canceled/Forfeited (in shares)	(17,063)	(73,851)	(185,732)	(146,499)
Expired (in shares)	(2,827)	(9,134)	(126,271)	(204,643)
Outstanding end of period (in shares)	877,013	806,761	1,320,128	2,084,197	2,252,583
Vested and expected to vest [Abstract]
Vested and expected to vest in the future as of period end (in shares)	845,288	806,761
Exercisable as of period end (in shares)	521,259	445,051
Weighted Average Exercise Price
Weighted average exercise price -beginning of period (in dollars per share)	$ 47.18	$ 44.15	$ 43.85	$ 46.34
Weighted average exercise price - granted (in dollars per share)	68.43	61.11	44.87	26.48
Weighted average exercise price - transferred (in dollars per share)	49.64
Weighted average exercise price - exercised (in dollars per share)	41.19	45.46	44.63	40.55
Weighted average exercise price - canceled/forfeited (in dollars per share)	60.63	41.76	34.38	34.61
Weighted average exercise price - expired (in dollars per share)	53.62	44.70	52.41	47.54
Weighted average exercise price - end of period (in dollars per share)	51.63	47.18	$ 44.15	$ 43.85	$ 46.34
Weighted average exercise price vested and expected to vest as of period end (in dollars per share)	51.15	47.18
Weighted average exercise price exercisable as of period end (in dollars per share)	$ 45.19	$ 44.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life (in years)	6 years 5 months 1 day	6 years 1 month 17 days	4 years 7 months 10 days	3 years 6 months 22 days	3 years 9 months 4 days
Weighted average remaining contractual life vested and expected to vest in the future as of period end (in years)	6 years 6 months 18 days	6 years 1 month 17 days
Weighted average remaining contractual life exercisable as of period end (in years)	5 years 1 month 13 days	4 years 2 months 9 days
Aggregate intrinsic value	$ 10,477	$ 14,682	$ 21,301	$ 14,239	$ 34
Aggregate intrinsic value vested and expected to vest in the future as of period end	10,414	14,682
Aggregate intrinsic value exercisable as of period end	$ 8,974	$ 9,348
Restricted Stock Units (RSUs)
Equity instruments other than options nonvested [Roll Forward]
Equity instruments other than options nonvested - beginning balance (in shares)	289,508
Equity instruments other than options nonvested - granted (in shares)	84,150
Equity instruments other than options, nonvested - transferred (in shares)	(191)
Equity instruments other than options nonvested - released/issued (in shares)	(39,974)
Equity instruments other than options nonvested - canceled/forfeited (in shares)	(22,350)
Equity instruments other than options nonvested - ending balance (in shares)	311,143	289,508
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average fair value other than options - beginning balance (in dollars per share)	$ 46.99
Weighted average fair value other than options - granted (in dollars per share)	67.48
Weighted average fair value other than options - transferred (in dollars per share)	52.24
Weighted average fair value other than options - released/issued (in dollars per share)	39.72
Weighted average fair value other than options - canceled/forfeited (in dollars per share)	47.06
Weighted average fair value other than options - ending balance (in dollars per share)	$ 53.53	$ 46.99
Other stock based incentives
Equity instruments other than options nonvested [Roll Forward]
Equity instruments other than options nonvested - beginning balance (in shares)	289,508	283,886	248,977	239,726
Equity instruments other than options nonvested - granted (in shares)		105,531	173,706	107,235
Equity instruments other than options nonvested - released/issued (in shares)		(54,605)	(31,459)	(28,476)
Equity instruments other than options nonvested - canceled/forfeited (in shares)		(45,304)	(107,338)	(69,508)
Equity instruments other than options nonvested - ending balance (in shares)		289,508	283,886	248,977	239,726
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average fair value other than options - beginning balance (in dollars per share)	$ 46.99	$ 38.77	$ 32.60	$ 38.16
Weighted average fair value other than options - granted (in dollars per share)		61.05	45.80	27.08
Weighted average fair value other than options - released/issued (in dollars per share)		36.04	38.29	44.84
Weighted average fair value other than options - canceled/forfeited (in dollars per share)		41.43	35.96	38.26
Weighted average fair value other than options - ending balance (in dollars per share)		$ 46.99	$ 38.77	$ 32.60	$ 38.16